Note 18 - Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2022
Notes Tables
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis [Table Text Block]
	Carrying value at	Fair value measurements
	December 31, 2022	Level 1	Level 2	Level 3

Contingent consideration liability	$34,188	$-	$-	$34,188
Interest rate swap asset	4,704	-	4,704	-

Schedule of Business Acquisitions by Acquisition, Contingent Consideration [Table Text Block]
	2022	2021

Balance, January 1	$32,346	$24,128
Amounts recognized on acquisitions	8,933	22,537
Fair value adjustments	(594)	10,236
Resolved and settled in cash	(6,806)	(25,525)
Other	309	970
Balance, December 31	$34,188	$32,346

Less: current portion	$25,537	$7,491
Non-current portion	$8,651	$24,855

Fair Value, by Balance Sheet Grouping [Table Text Block]
	2022		2021
	Carrying	Fair	Carrying	Fair
	amount	value	amount	value

Other receivables	$4,881	$4,881	$4,719	$4,719
Long-term debt	734,463	736,818	652,804	661,492